Dummy ID	Loan Number	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
HYXNKRPAOL5	xx		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	757					Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/29/2022
DD3AWOSKNRW	xx		xx	Pennsylvania	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Cash Out	746					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/05/2022
PPSSX2XIUWH	xx		xx	Florida	Non-QM/Compliant	2	2	2	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 Higher-Priced Mortgage Loan Test FAIL Charged  6.264% 5.120% +1.144%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per guideline we require 12 months primary housing history, citing this is an warning as in the file we have Exception Approval form stating less than 12 months primary housing history is acceptable	Compensating factors : Borrower Lived with Son to purchase the current property in 06.2021. Have 6 months of mtg history - low DTI 25% and xx LTV	Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Refinance	686	0.66	xx	24	$32,002.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		7.639%		Alternative	QC Complete	10/03/2022
GFQTJAXQMDE	xx		xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:          Charged       6.133%           Allowed       5.120%         Over by         +1.013%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Cash Out	704	15	xx	5	$2,668.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.468%		Alternative	QC Complete	01/19/2023
CAZ3YEL1YUY	xx		xx	Louisiana	Non-QM/Compliant	3	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:  charged   5.981%   allowed  5.120%     over by +0.861%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   As Per Loan File Hazard Insurance Document Is Missing for the subject property

4/6/2022 - Received Hazard Insurance Document for the subject property and condition has been resolved
																		PUD	xx	xx	xx	Primary	Cash Out	789	3	xx	24	$18,097.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	6.303%		Alternative	QC Complete	01/19/2023
FMGBDYN44BT	xx		xx	Pennsylvania	Not Covered/Exempt	1	1	1	1	1	No	No						4 Family	xx	xx	xx	Investor	Cash Out	774					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/31/2022
AILFLW0LPT3	xx		xx	Georgia	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : charged 6.284% allowed 5.110% over by  +1.174%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		PUD	xx	xx	xx	Primary	Purchase	639		xx	5	$4,500.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.652%	Yes	Alternative	QC Complete	01/19/2023
OEQLJDHVGDJ	xx		xx	Arizona	Not Covered/Exempt	1	1	1	1	1	No	No						2 Family	xx	xx	xx	Investor	Refinance	767					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	04/04/2022
MMWJZ2CAERO	xx		xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Inquiries - EV R COMMENT: Need LOX for the inquiries reflecting in credit report. 4/6/2022 - Received letter of explanation for Inquires and condition has been resolved			Single Family	xx	xx	xx	Investor	Cash Out	697					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/20/2023
C0TXLMHWDS0	xx		xx	New Jersey	Non-QM/Compliant	4	2	2	1	1	No	No
*** (CURED) Excessive DTI - EV R
COMMENT:   As per Guideline (xx Mortgage Guidelines 2022-02-01.pdf) the max DTI allowed is 50%. In the file DTI is 50.276% which is more than the threshold limit , hence file is not qualified.

4/6/2022 - Received confirmation from client that DTI - 55% is acceptable as per Guideline (xx Mortgage Jumbo Guidelines 2021-03-16 Final.pdf) page xx and condition has been resolved

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  Charged :  5.304% Allowed :  5.110% Over by :  +0.194%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																*** (WAIVED) Misrepresentation of Housing History - EV W COMMENT: As per guideline we require 12 months housing history. Exception requested : This is an inherited property and client has been living in it for over 4 years. No payment on home and client has not owned property in the past. This transaction is intended to payoff the sibling from the inheritance.Client also received $2200/mo child support that is not included in the income calc ass it is not needed. , citing this as an warning as we have Exception Approval Form in the file on page #xx.	Compensating Factor : Reserves - $44840 on hand + $121k proceeds , DTI - 48.14% , LTV/CLTV - xx , FICO - 730 , Years at present address - 4yrs 8 months	Single Family	xx	xx	xx	Primary	Refinance	730	4.66	xx	2.41	$5,815.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		50.276%		Alternative	QC Complete	01/19/2023
X21FPWLK1QH	xx		xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  charged 5.400% allowed 5.110% over by +0.290%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Purchase	740		xx	5	$21,944.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		15.248%	Yes	Alternative	QC Complete	01/19/2023
IXM141PPK5Z	xx		xx	Pennsylvania	Not Covered/Exempt	1	1	1	1	1	No	No						3 Family	xx	xx	xx	Investor	Cash Out	760					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/04/2022
ZPX4RTQRWOH	xx		xx	Florida	Non-QM/Compliant	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Approved guideline exception in file for not meeting the $50K minimum of equity.	FICO: 712 Years on Job: 12 Years at Present Address: 25	Mid Rise Condo (5-8 Stories)	xx	xx	xx	Secondary	Purchase	712		xx	10.66	$49,562.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		19.880%	No	Alternative	QC Complete	01/19/2023
XLKRSP325WJ	xx		xx	Illinois	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	785					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/17/2022
HB14EAHEHOL	xx		xx	Utah	Not Covered/Exempt	1	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	741					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/28/2022
T0DQWJASSN3	xx		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase	703					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/04/2022
YSKTSM3U1I0	xx		xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No
*** (CURED) Assets do not meet guidelines - EV R
COMMENT:   6 months reserves are required as the LTV is greater than 75%, whereas the provided assets are not sufficient for reserves, provide the bank statements which reflect the ending balance as no lesser than $ 22611.90

4/6/2022 - Received business bank statement and assets are sufficient to cover reserves and condition has been resolved

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 5.838%   Allowed: 5.490%  Over by: +0.348%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Refinance	696	2.66	xx	5	$31,187.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.340%		Alternative	QC Complete	01/19/2023
VGZWAEMCBBH	xx		xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :    Charged  7.387%     Allowed      5.490%      Over by    +1.897%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		PUD	xx	xx	xx	Primary	Cash Out	641	2.92	xx	2.92	$9,100.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.935%		Full Documentation	QC Complete	10/03/2022
EHTLJOWUOHO	xx		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						2 Family	xx	xx	xx	Investor	Cash Out	705					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	10/03/2022
INHFV1HLUXC	xx		xx	Pennsylvania	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	708					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/31/2022
G1DHO05IURK	xx		xx	Illinois	Non-QM/Compliant	3	1	1	1	1	No	No
*** (CURED) Borrower Identity Missing - EV R
COMMENT:   Please provide borrower identity documents.

4/1/2022 - Received Customer Identification Verification document and condition has been resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :                     Charged      5.598%         Allowed        5.490%          Over by       +0.108%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	762		xx	5.08	$3,255.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.491%	No	Alternative	QC Complete	01/19/2023
BL4XRGZK0QV	xx		xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test:   Charged   FAIL 5.651%   Allowed  5.490%   Over-by  +0.161%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	727		xx	6	$6,375.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		17.027%	Yes	Full Documentation	QC Complete	01/19/2023
OFTITQFDPZ0	xx		xx	Maryland	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	779					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/30/2022
PUWOEWATYN3	xx		xx	Pennsylvania	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase	757					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/20/2023
OBT35ORTAQV	xx		xx	Maryland	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	722					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/01/2022
PDI3F0JEVVF	xx		xx	Texas	Non-QM/Compliant	1	1	1	1	1	No	No						PUD	xx	xx	xx	Primary	Purchase	773		xx	7	$14,523.29	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.851%	No	Alternative	QC Complete	01/20/2023
J05T5YQRFDA	xx		xx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Cash Out	699				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/30/2022
RXNNXF5EO4K	xx		xx	North Carolina	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	715					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	03/30/2022
V0DB11Y20RH	xx		xx	Montana	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL Charged 6.061% 5.460% +0.601%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		PUD	xx	xx	xx	Primary	Purchase	699		xx	10	$29,738.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		18.004%	Yes	Alternative	QC Complete	10/03/2022
1H0DF0NAQZV	xx		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	701					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/01/2022
PFXKFCUVMYM	xx		xx	Pennsylvania	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	811					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/01/2022
OCXUMRWXQKZ	xx		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase	785					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/20/2023
KCNVU03V5KF	xx		xx	Texas	Non-QM/Compliant	1	1	1	1	1	No	No						PUD	xx	xx	xx	Primary	Purchase	706		xx	15	$36,020.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		9.717%	No	Alternative	QC Complete	03/31/2022
UHDVE0OBRQB	xx		xx	Arizona	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: As Per xx Mortgage Guidelines 2022-02-01.pdf Guidelines matrix LTV 80% and Min FICO Score : 760 meeting both parameters But As per LTV Adjustments DSCR 0.75-0.99, Max 75% LTV for Purchase As per Best source calculated DSCR is 0.86 Which is Unacceptable as per LTV Adjustments Guidelines 4/6/2022 - Received confirmation from the client that DSCR is incorrectly calculated and the correct calculated DSCR is 1.09 and condition has been resolved			Single Family	xx	xx	xx	Investor	Purchase	773					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	04/01/2022
5QDFZTBZIUU	xx		xx	Michigan	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:charged:5.456% allowed:5.330% over by:+0.126%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Purchase	720		xx	6.67	$75,794.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		9.186%	No	Alternative	QC Complete	01/19/2023
OVQSH0USDUE	xx		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	670					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/31/2022
YTP44X53KUN	xx		xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No
*** (CURED) Borrower Identity Missing - EV R
COMMENT:   Missing Permanent Resident alien card of borrower.

4/6/2022 - Received Valid PRA card of the borrower and condition has been resolved.

*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   In the final 1003 subject property is SFR and in the file we have PUD Rider. But in appraisal document property type is showing as SFR. Need updated appraisal showing corrected property type and final 1003 also need to be updated

4/xx2022 - Received updated Appraisal Report with Property type showing as PUD and Condition has been resolved
																		PUD	xx	xx	xx	Investor	Purchase	670					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/20/2023
VYOGH3DRDBM	xx		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	783					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/05/2022
AFHZPMKPZV4	xx		xx	Virginia	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:  charged  6.701%    allowed   5.330%   over by  +1.371%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Purchase	670		xx	20	$3,835.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.679%	No	Alternative	QC Complete	10/03/2022
GOAUMFY2GGL	xx		xx	Washington	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	751					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/29/2022
UVJWATM5M4Y	xx		xx	Nevada	Non-QM/Compliant	1	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xx	xx	xx	Secondary	Cash Out	757		xx	7.5	$26,099.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	13.545%		Alternative	QC Complete	01/20/2023
TDHOVOAIU1D	xx		xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:          Charged       6.300%         Allowed         5.330%           Over by       +0.970%.

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Purchase	697		xx	4.42	$13,890.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		44.982%	Yes	Alternative	QC Complete	01/19/2023
SGX05E01J5B	xx		xx	Idaho	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase	726					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/20/2023
Z1FEZLZVXJT	xx		xx	Maryland	Non-QM/Compliant	3	2	2	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :     Charged     6.128%      Allowed     5.330%     Over by    +0.798%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR). While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MD COMAR Higher-Priced Mortgage Loan Test FAIL :   Charged    6.128%     Allowed   5.330%     Over by +0.798%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation Maryland COMAR 09.03.06.02B(13) , COMAR
09.03.09.02B(6)

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   As per Final 1003 borrower is Non Permanent Resident Alien. As per conditional loan approval the program used is xx and as per xx guideline (xx Mortgage Guidelines 2022-02-01) Non Permanent Resident Alien is not eligible borrower type and loan is UNACCEPTABLE. But in the file on page xx we have document stating that loan type is Consumer Purpose Non-Prime (NPRA & ITIN) and we have ITIN document in the file on page 152. And if we use NPRA and ITIN guideline we can qualify the borrower. Need corrected conditional loan approval stating correct program type.

4/7/2022 - Received clarification from client that NPRA/ITIN is a subset of the xx program , therefore , the loan approval will reflect xx as the program but the Pricing Validation will reflect NPRA/ITIN as the loan type and hence resolving the condition
																*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per Guideline we need 12 months housing history but in the file we do not have 12 months housing history citing this as an warning as we have Approved Exception form on page xx stating it is acceptable with compensating factors.	810 credit score. xx LTV 37.88% DTI and 4 years with current employer	Single Family	xx	xx	xx	Primary	Purchase	810		xx	12	$5,950.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.827%	Yes	Full Documentation	QC Complete	01/19/2023
1BUZNW2T5TF	xx		xx	North Carolina	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined inRegulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL Charged: 7.451%  Allowed: 5.420% Over by: +2.031%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		PUD	xx	xx	xx	Primary	Purchase	606		xx	12.16	$8,333.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.115%	No	Full Documentation	QC Complete	01/20/2023
QCSFW2DXDYX	xx		xx	Missouri	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Approved guideline exception in file for not meeting the minimum $50K in equity.	FICO: 706 LTV/CLTV: xx	Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	706					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	10/03/2022
HMHYBHN50X4	xx		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	799		xx	15	$60,249.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		6.617%	No	Alternative	QC Complete	01/20/2023
IUBVHB2LOCW	xx		xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL  Charged :  6.246%  Allowed : 5.730% Overby :+0.516%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		PUD	xx	xx	xx	Primary	Cash Out	670	12	xx	12	$5,155.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.216%		Alternative	QC Complete	10/03/2022
AYDB3IGKYZX	xx		xx	Tennessee	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 7.371% Allowed 5.730% Over by +1.641%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Cash Out	637	19.75			$4,002.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.342%		Full Documentation	QC Complete	01/19/2023
0QOFINFU0KI	xx		xx	Utah	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	681					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/06/2022
IVC5RFE3MVU	xx		xx	Colorado	Not Covered/Exempt	3	1	1	1	1	No	No
*** (CURED) Misrepresentation of Income - EV R
COMMENT:   Loan qualified using 12 months bank statements.  We are missing the bank statement for November 2021, bank statement in file that appears to be used for November reflects the year of 2020.  In addition we reflect the income amount to be used from the March 2022 bank statement as $196,620.  Appears calculation at origination only backed out the large deposit of $933,780, which we agree with, however additional amounts of $20,060 and $35,400 should have been excluded as well.  We have used calculated income of $54,137.50 that does not include the November 2020 statement as used at origination.

5/17/2022 - Received updated Income worksheet with qualified income as $54137.50 and updated loan approval form with income as $54137.50. Hence condition is resolved.
																		PUD	xx	xx	xx	Investor	Purchase	768		xx	22.66	$54,137.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		13.792%	No	Alternative	QC Complete	05/13/2022
PMLUIFC2TJC	xx		xx	Texas	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Approved guideline exception in file for not meeting the minimum $50K in equity.	Reserves: $25,000.00 DSCR: 1.02 LTV/CLTV: xx/xx FICO: 779 Years at Present Address: 5 Mortgage History: 0x30	PUD	xx	xx	xx	Investor	Purchase	779					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/19/2023
2ISZ40BMLGL	xx		xx	Maryland	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	740					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/02/2022
5HKKKNEUQU1	xx		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase	812					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report			No	Alternative	QC Complete	05/23/2022
IMZPJ0YA32Q	xx		xx	North Carolina	Non-QM/Compliant	3	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged  7.325%   Allowed  6.290%   Over by  +1.035%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   As per guidelines (xx Mortgage Guidelines 2022-02-01.pdf) bank statements used as income must provide through the most current statement.If the most current statement is more than 30 days older at closing, then the borrower must provide an up to date " interim statement (Printed from Internet)

Bank statement provided till 3/xx/2022, however closing date is 5/xx/2022. Provide most recent bank statement (xx #xx) from 4/xx/2022.
																		PUD	xx	xx	xx	Primary	Purchase	793		xx	12	$6,077.86	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		30.807%	Yes	Alternative	QC Complete	10/03/2022
1EDO3M5VXBO	xx		xx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	804					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/06/2022
J4DBAXWNSZF	xx		xx	Washington	Not Covered/Exempt	1	1	1	1	1	No	No						2 Family	xx	xx	xx	Investor	Purchase	755					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/20/2023
XSAN1QUYP3W	xx		xx	California	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail Charged 7.322%  Allowed 6.680%  Over by +0.642%.

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test Fail Charged 7.322% Allowed 6.680%  Over by+0.642%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).
																		PUD	xx	xx	xx	Primary	Cash Out	738	20			$463.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.841%		Full Documentation	QC Complete	01/19/2023
KH5JF01UGWQ	xx		xx	North Carolina	Not Covered/Exempt	1	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	767		xx	7.25	$13,333.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		24.863%	No	Full Documentation	QC Complete	01/20/2023
R4YIG5RQZBQ	xx		xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 6.855% Allowed 6.670% Over by+0.185%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	795				$2,248.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.661%	No	Full Documentation	QC Complete	10/03/2022
H4FJKRVDT5K	xx		xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 6.886% Allowed 6.670% Over by +0.216%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Cash Out	647	1	xx	5	$25,281.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	8.353%		Alternative	QC Complete	01/19/2023
WFJV44Z3QW1	xx		xx	Nevada	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per guideline minimum equity $50,000 Approved guideline exception in file - Requesting exception to allow 75% LTV on all seven of the xx files, equity would be $38,750.00 each. Appraised value for all came in much higher than purchase price, and DSCR all above 1.00. Borrower has also financed multiple other investment purchases through xx.	FICO - 764 Years at present address- 4 years Years of monthly payments- 22 years Mortgage history- 0*30	Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	764					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/13/2022
J3NW3GUZ1AL	xx		xx	Texas	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL    Charged:7.925%     Allowed:6.670%    Over by:+1.255%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Refinance	653	0.33	xx	4	$10,182.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		30.159%		Alternative	QC Complete	10/03/2022
22NDLOAMJ2Z	xx		xx	Texas	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAILCharged 7.390% Allowed 6.670% Over by+0.720%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Purchase	692		xx	7	$33,852.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		17.663%	No	Alternative	QC Complete	10/03/2022
JPD3PD1BWBL	xx		xx	Arizona	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase	790					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/01/2022
ZZPS0YRRRM4	xx		xx	Hawaii	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	777					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/30/2022
DRB3PAS10HE	xx		xx	Minnesota	Non-QM/Compliant	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Purchase	803		xx	11	$5,455.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.010%	Yes	Alternative	QC Complete	01/20/2023
M2CF2FIQRXJ	xx		xx	Maryland	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Appraisal is incomplete, due to the top portion is cutoff on all of the pages. 6/xx/2022 - Full appraisal report received and condition is resolved			Single Family	xx	xx	xx	Investor	Purchase	734					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/09/2022